Financial Assets and Financial Liabilities - Summary Of Trade And Other Financial Payables (Detail) - EUR (€) € in Thousands	Jun. 30, 2025	Dec. 31, 2024
Disclosure Of Financial Assets And Liabilities [Abstract]
Suppliers	€ 33,160	€ 23,517
Personnel (salaries payable)	4,101	5,390
Customer advances	165	145
Total	€ 37,426	€ 29,052